General and Administrative Expenses - Summary of Stock Grants Linked to Long-term and Short-term Performance (Details)	12 Months Ended
	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Granted in 2020
Number of granted shares	13,402
Type of payment	Cash-settled
Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	2,034,177
Linked to short-term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	2,319,405
Kookmin Bank | Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	732,091
Kookmin Bank | Deferred grant in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	2,426
Vesting conditions	Satisfied	[1]
Kookmin Bank | Deferred grant in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	4,582
Vesting conditions	Satisfied	[1]
Kookmin Bank | Deferred Grant In 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	2,287
Vesting conditions	Satisfied	[1]
Kookmin Bank | Deferred Grant In 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	32,756
Vesting conditions	Satisfied	[1]
Kookmin Bank | Deferred Grant In 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	53,502
Vesting conditions	Satisfied	[1]
Kookmin Bank | Deferred grant in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	156,939
Vesting conditions	Satisfied	[1]
Kookmin Bank | Stock granted in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	1,292
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	4,875
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	1,998
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	2,109
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	41,737
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	89,888
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	130,331
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	134,402
Vesting conditions	Proportional to service period
Kookmin Bank | Series 80
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 1, 2020
Number of granted shares	7,982
Vesting conditions	Services fulfillment, market performance3 30~50%, and non-market performance4 50~70%
Kookmin Bank | Series 81
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 1, 2021
Number of granted shares	139,783
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 83
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 1, 2021
Number of granted shares	15,278
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 85
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 1, 2022
Number of granted shares	292,777
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 85
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	Services fulfillment, market performance3 30%, and EPS & Asset Quality6 70%
Kookmin Bank | Series 86
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 1, 2022
Number of granted shares	1,525
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 87
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 1, 2022
Number of granted shares	2,599
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 88
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 14, 2022
Number of granted shares	5,884
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 89
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 26, 2022
Number of granted shares	2,363
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 90
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 18, 2022
Number of granted shares	4,131
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 91
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Aug. 24, 2022
Number of granted shares	7,277
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
KB Financial Group Inc. | Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	294,426
KB Financial Group Inc. | Series 27
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jun. 16, 2020
Number of granted shares	184
Vesting conditions	Services fulfillment, market performance3 30%, and non-market performance4 70%
KB Financial Group Inc. | Series 28
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 21, 2020
Number of granted shares	68,135
Vesting conditions	Services fulfillment, market performance3 35%, and non-market performance5 65%
KB Financial Group Inc. | Series 29
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 1, 2021
Number of granted shares	79,840
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
KB Financial Group Inc. | Series 30
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 1, 2021
Number of granted shares	3,069
Vesting conditions	Services fulfillment, market performance3 30%, and non-market performance4 70%
KB Financial Group Inc. | Series 33
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 1, 2022
Number of granted shares	62,991
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
KB Financial Group Inc. | Series 34
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 1, 2022
Number of granted shares	654
Vesting conditions	Services fulfillment, market performance3 30%, and non-market performance4 70%
KB Financial Group Inc. | Series 35
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May. 27, 2022
Number of granted shares	6,126
Vesting conditions	Services fulfillment, market performance3 30%, and non-market performance4 70%
KB Financial Group Inc. | Deferred grant in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	4,243
Vesting conditions	Satisfied	[1]
KB Financial Group Inc. | Deferred grant in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	3,533
Vesting conditions	Satisfied	[1]
KB Financial Group Inc. | Deferred grant in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	1,127
Vesting conditions	Satisfied	[1]
KB Financial Group Inc. | Deferred Grant In 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	1,766
Vesting conditions	Satisfied	[1]
KB Financial Group Inc. | Deferred Grant In 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	7,598
Vesting conditions	Satisfied	[1]
KB Financial Group Inc. | Deferred Grant In 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	27,956
Vesting conditions	Satisfied	[1]
KB Financial Group Inc. | Deferred grant in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	27,204
Vesting conditions	Satisfied	[1]
KB Financial Group Inc. | Stock granted in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	3,725
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	4,223
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	1,401
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	760
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	9,354
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	22,586
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	35,497
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	46,898
Vesting conditions	Proportional to service period
Other subsidiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Explanation of share options in share-based payment arrangement	The Group changed the scheme of share-based payments awarded to executives and employees from stock options to stock grants in November 2007. The stock grants award program is an incentive plan that sets, on grant date, the maximum number of shares that can be awarded. Actual shares to be granted is determined in accordance with achievement of pre-set performance targets over the vesting period.
Other subsidiaries | Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	1,007,660
Other subsidiaries | Stock granted in 2010
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	106
Vesting conditions	Services fulfillment, market performance3 0~50%, and non-market performance4 50~100%
Other subsidiaries | Stock granted in 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	146
Other subsidiaries | Stock granted in 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	420
Other subsidiaries | Stock granted in 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	544
Other subsidiaries | Stock granted in 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	1,028
Other subsidiaries | Stock granted in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	2,374
Other subsidiaries | Stock granted in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	3,749
Other subsidiaries | Stock granted in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	14,006
Other subsidiaries | Stock granted in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	26,572
Other subsidiaries | Stock granted in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	42,273
Other subsidiaries | Stock granted in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	165,810
Other subsidiaries | Stock granted in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	5,762
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	25,831
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	46,223
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	99,594
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	243,130
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	433,210
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	610,167
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	501,365
Other subsidiaries | Stock granted in 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	249,267
Estimated number of vested shares	324,412
Vesting conditions	Proportional to service period

[1]	Executives and employees were given the right of choice about the timing of the deferred payment (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted shares is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.